Fair Value Measurements - Level 3 Financial Instruments (Details) (Assets measured on recurring basis, Level 3, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Assets held in separate accounts
Fixed Maturities and Equity Securities Rollforward:
Assets, Fair Value, beginning balance	$ 16.3	[1]	$ 16.1	[1]
Total Realized/Unrealized Gains (Losses) Included in Net income	0.1	[1]	0.3	[1]
Total Realized/Unrealized Gains (Losses) Included in OCI	0	[1]	0	[1]
Purchases	16.0	[1]	16.3	[1]
Issuances	0	[1]	0	[1]
Sales	(11.6)	[1]	(8.3)	[1]
Settlements	0	[1]	0	[1]
Transfers in to Level 3	2.2	[1],[2]	0	[1],[2]
Transfers out of Level 3	(9.9)	[1],[2]	(8.1)	[1],[2]
Assets, Fair Value, ending balance	13.1	[1]	16.3	[1]
Change In Unrealized Gains (Losses) Included in Earnings	0.1	[1],[3]	0.6	[1],[3]
U.S. government agencies and authorities
Fixed Maturities and Equity Securities Rollforward:
Fixed maturities, including securities pledged, fair value, beginning balance	0		0
Total Realized/Unrealized Gains (Losses) Included in Net income	0		0
Total Realized/Unrealized Gains (Losses) Included in OCI	0		0
Purchases	14.4		0
Issuances	0		0
Sales	0		0
Settlements	0		0
Transfers in to Level 3	0	[2]	0	[2]
Transfers out of Level 3	0	[2]	0	[2]
Fixed maturities, including securities pledged, fair value, ending balance	14.4		0
Derivatives Rollforward:
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0		0
U.S. corporate, state and municipalities
Fixed Maturities and Equity Securities Rollforward:
Fixed maturities, including securities pledged, fair value, beginning balance	524.2		520.6
Total Realized/Unrealized Gains (Losses) Included in Net income	(0.4)		0.7
Total Realized/Unrealized Gains (Losses) Included in OCI	3.3		7.8
Purchases	0.2		0.5
Issuances	0		0
Sales	(10.0)		(3.1)
Settlements	(49.8)		(93.1)
Transfers in to Level 3	12.5	[2]	142.7	[2]
Transfers out of Level 3	(16.9)	[2]	(36.3)	[2]
Fixed maturities, including securities pledged, fair value, ending balance	456.5		524.2
Change In Unrealized Gains (Losses) Included in Earnings	(0.3)	[3]	0.4	[3]
Foreign
Fixed Maturities and Equity Securities Rollforward:
Fixed maturities, including securities pledged, fair value, beginning balance	104.2		160.6
Total Realized/Unrealized Gains (Losses) Included in Net income	0.2		1.8
Total Realized/Unrealized Gains (Losses) Included in OCI	(10.0)		12.4
Purchases	61.0		0
Issuances	0		0
Sales	(4.8)		(11.5)
Settlements	(36.3)		(28.8)
Transfers in to Level 3	20.0	[2]	79.4	[2]
Transfers out of Level 3	0	[2]	(84.9)	[2]
Fixed maturities, including securities pledged, fair value, ending balance	154.3		104.2
Change In Unrealized Gains (Losses) Included in Earnings	0	[3]	0	[3]
Residential mortgage-backed securities
Fixed Maturities and Equity Securities Rollforward:
Fixed maturities, including securities pledged, fair value, beginning balance	74.1		186.6
Total Realized/Unrealized Gains (Losses) Included in Net income	(4.9)		4.0
Total Realized/Unrealized Gains (Losses) Included in OCI	4.4		(5.7)
Purchases	47.2		2.4
Issuances	0		0
Sales	(0.6)		(30.8)
Settlements	(0.4)		(1.2)
Transfers in to Level 3	0	[2]	0.4	[2]
Transfers out of Level 3	(12.4)	[2]	(93.0)	[2]
Fixed maturities, including securities pledged, fair value, ending balance	98.6		74.1
Change In Unrealized Gains (Losses) Included in Earnings	(5.0)	[3]	(3.6)	[3]
Other asset-backed securities
Fixed Maturities and Equity Securities Rollforward:
Fixed maturities, including securities pledged, fair value, beginning balance	115.2		104.5
Total Realized/Unrealized Gains (Losses) Included in Net income	14.2		15.6
Total Realized/Unrealized Gains (Losses) Included in OCI	5.7		(4.3)
Purchases	0		0
Issuances	0		0
Sales	(8.0)		(32.8)
Settlements	(31.1)		(3.2)
Transfers in to Level 3	0.3	[2]	27.9	[2]
Transfers out of Level 3	(25.7)	[2]	(1.1)	[2]
Fixed maturities, including securities pledged, fair value, ending balance	59.2		115.2
Change In Unrealized Gains (Losses) Included in Earnings	4.8	[3]	6.2	[3]
Fixed maturities, available-for-sale, including securities pledged
Fixed Maturities and Equity Securities Rollforward:
Fixed maturities, including securities pledged, fair value, beginning balance	817.7		972.3
Total Realized/Unrealized Gains (Losses) Included in Net income	9.1		22.1
Total Realized/Unrealized Gains (Losses) Included in OCI	3.4		10.2
Purchases	122.8		2.9
Issuances	0		0
Sales	(23.4)		(78.2)
Settlements	(117.6)		(126.3)
Transfers in to Level 3	32.8	[2]	250.4	[2]
Transfers out of Level 3	(55.0)	[2]	(215.3)	[2]
Fixed maturities, including securities pledged, fair value, ending balance	783.0		817.7
Change In Unrealized Gains (Losses) Included in Earnings	(0.5)	[3]	3.0	[3]
Equity securities
Fixed Maturities and Equity Securities Rollforward:
Assets, Fair Value, beginning balance	55.8		67.6
Total Realized/Unrealized Gains (Losses) Included in Net income	(3.3)		(0.5)
Total Realized/Unrealized Gains (Losses) Included in OCI	(0.9)		1.2
Purchases	0		5.0
Issuances	0		0
Sales	(0.2)		(8.3)
Settlements	0		0
Transfers in to Level 3	51.8	[2]	2.4	[2]
Transfers out of Level 3	(49.7)	[2]	(9.2)	[2]
Assets, Fair Value, ending balance	55.3		55.8
Change In Unrealized Gains (Losses) Included in Earnings	(1.9)	[3]	(0.5)	[3]
FIA
Derivatives Rollforward:
Fair Value, Derivatives, beginning balance	(1,434.3)	[4]	(1,304.9)
Total Realized/Unrealized Gains (Losses) Included in Net income	(276.5)	[4]	(177.5)
Total Realized/Unrealized Gains (Losses) Included in OCI	0	[4]	0
Purchases	0	[4]	0
Issuances	(108.4)	[4]	(94.5)
Sales	0	[4]	0
Settlements	82.5	[4]	142.6
Transfers in to Level 3	0	[2],[4]	0	[2]
Transfers out of Level 3	0	[2],[4]	0	[2]
Fair Value, Derivatives, ending balance	(1,736.7)	[4]	(1,434.3)	[4]
Change in Unrealized Gains (Losses) in Earnings	0	[3],[4]	0	[3]
GMAB/GMWB/GMWBL
Derivatives Rollforward:
Fair Value, Derivatives, beginning balance	(2,035.4)	[4]	(2,272.2)	[4]
Total Realized/Unrealized Gains (Losses) Included in Net income	1,263.0	[4]	390.3	[4]
Total Realized/Unrealized Gains (Losses) Included in OCI	0	[4]	0	[4]
Purchases	0	[4]	0	[4]
Issuances	(137.0)	[4]	(154.1)	[4]
Sales	0	[4]	0	[4]
Settlements	0.5	[4]	0.6	[4]
Transfers in to Level 3	0	[2],[4]	0	[2],[4]
Transfers out of Level 3	0	[2],[4]	0	[2],[4]
Fair Value, Derivatives, ending balance	(908.9)	[4]	(2,035.4)	[4]
Change in Unrealized Gains (Losses) in Earnings	0	[3],[4]	0	[3],[4]
Stabilizer and MCGs
Derivatives Rollforward:
Fair Value, Derivatives, beginning balance	(102.0)	[4]	(221.0)	[4]
Total Realized/Unrealized Gains (Losses) Included in Net income	108.2	[4]	124.5	[4]
Total Realized/Unrealized Gains (Losses) Included in OCI	0	[4]	0	[4]
Purchases	(6.2)	[4]	(5.5)	[4]
Issuances	0	[4]	0	[4]
Sales	0	[4]	0	[4]
Settlements	0	[4]	0	[4]
Transfers in to Level 3	0	[2],[4]	0	[2],[4]
Transfers out of Level 3	0	[2],[4]	0	[2],[4]
Fair Value, Derivatives, ending balance	0	[4]	(102.0)	[4]
Change in Unrealized Gains (Losses) in Earnings	0	[3],[4]	0	[3],[4]
Other derivatives, net
Derivatives Rollforward:
Fair Value, Derivatives, beginning balance	22.9		(24.8)
Total Realized/Unrealized Gains (Losses) Included in Net income	102.6		4.2
Total Realized/Unrealized Gains (Losses) Included in OCI	0		0
Purchases	27.6		23.9
Issuances	0		0
Sales	0		0
Settlements	(72.8)		25.0
Transfers in to Level 3	0	[2]	0	[2]
Transfers out of Level 3	0	[2]	(5.4)	[2]
Fair Value, Derivatives, ending balance	80.3		22.9
Change in Unrealized Gains (Losses) in Earnings	$ 25.9	[3]	$ (2.6)	[3]

[1]	The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which result in a net zero impact on net income for the Company.
[2]	The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
[3]	For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
[4]	All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by contract basis. These amounts are included in Other net realized gains (losses) in the Consolidated Statements of Operations.